UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22734

Western Asset Middle Market Debt Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 47TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Thomas C. Mandia, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: April 30

Date of reporting period: July 1, 2020–June 30, 2021

Item 1. Proxy Voting Record

On December 18, 2020, the Registrant was terminated as it was scheduled to terminate on or before December 31, 2020.

The Registrant did not hold any voting securities and accordingly, did not vote any proxies during the reporting period

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Middle Market Debt Fund Inc.

By:	/s/ Jane Trust Jane Trust President and Chief Executive Officer

Date:	August 20, 2021